Stockholders' Equity - Additional Information (Detail) (USD $)	9 Months Ended			12 Months Ended				9 Months Ended	12 Months Ended											1 Months Ended	9 Months Ended			9 Months Ended			0 Months Ended	9 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014 Director	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2013 Director	Mar. 31, 2012	Apr. 17, 2014	Jun. 30, 2012	Sep. 30, 2014 Series A Convertible Preferred Stock Director	Dec. 31, 2013 Series A Convertible Preferred Stock Director	Dec. 31, 2012 Series A Convertible Preferred Stock	Sep. 30, 2014 Series B Convertible Preferred Stock Director	Dec. 31, 2013 Series B Convertible Preferred Stock Director	Dec. 31, 2012 Series B Convertible Preferred Stock	Sep. 30, 2014 Series C Convertible Preferred Stock Director	Dec. 31, 2013 Series C Convertible Preferred Stock Director	Dec. 31, 2012 Series C Convertible Preferred Stock	Sep. 30, 2014 Series D Convertible Preferred Stock Director	Dec. 31, 2013 Series D Convertible Preferred Stock Director	Dec. 31, 2012 Series D Convertible Preferred Stock	Jun. 30, 2012 Series E Convertible Preferred Stock	Sep. 30, 2014 Series E Convertible Preferred Stock Director	Dec. 31, 2012 Series E Convertible Preferred Stock	Dec. 31, 2013 Series E Convertible Preferred Stock	Sep. 30, 2014 Series F Convertible Preferred Stock Director	Dec. 31, 2013 Series F Convertible Preferred Stock	Dec. 31, 2012 Series F Convertible Preferred Stock	Apr. 17, 2014 Series F Convertible Preferred Stock Springstone Financial, Llc	Sep. 30, 2014 Series F Convertible Preferred Stock Springstone Financial, Llc	Apr. 17, 2014 Series F Convertible Preferred Stock Springstone Financial, Llc	Sep. 30, 2014 Common Stock	Dec. 31, 2012 Common Stock	Dec. 31, 2013 Common Stock	Sep. 30, 2014 Common Stock Minimum	Sep. 30, 2014 Common Stock Maximum
Class of Stock [Line Items]
Convertible preferred stock warrants and reserved for future issuance								1,189,392	1,635,760
Warrants exercise price								$ 0.2663	$ 0.2663																								$ 0.01	$ 0.3919
Warrants expiration year								2018	2015																					2021
Issuance of convertible preferred stock for cash,shares																				10,000,000				6,390,556
Share price																				$ 1.75
Aggregate gross cash consideration																				$ 17,500,000				$ 64,803,000
Common stock, par value	$ 0.01		$ 0.01	$ 0.01
Common stock, conversion basis																					On a one-for-one basis, as adjusted from time to time pursuant to the anti-dilution provisions of the our certificate of incorporation.			On a one-for-one basis, as adjusted from time to time pursuant to the anti-dilution provisions of our Restated Certificate of Incorporation.
Issuance of convertible preferred stock for cash, issuance costs																				200		153,000		197,000
Capital stock, shares authorized				606,470,064		622,614,174	632,184,352
Common stock, shares authorized	372,000,000		360,000,000	360,000,000
Preferred stock, shares authorized	250,614,174		246,470,064	246,470,064				67,651,596	68,025,100	68,025,100	65,577,300	65,642,104	65,642,104	62,486,436	62,486,436	62,486,436	36,030,712	36,030,712	36,030,712		10,000,000	14,285,712	14,285,712	8,868,130	0	0
Par value of preferred stock issued	$ 0.01		$ 0.01	$ 0.01																				$ 0.01
Business acquisition, shares consideration																													25,000,000
Business acquisition, value of shares placed in third party escrow to secure retention of key employees																													22,100,000
Vesting period for compensation arrangement				4 years																							3 years
Compensation expense	25,889,000	3,346,000	1,110,000	6,283,000	660,000																							6,400,000
Percentage of voting power threshold for payment of liquidation preference	50.00%
Majority of outstanding shares of convertible preferred stock	55.00%
Proceeds from public offering of common stock	30,000,000
Preferred stock conversion into number of common share	1
Convertible preferred stock, liquidation preference								$ 0.2663			$ 0.1871			$ 0.3919			$ 0.8894				$ 1.7500			$ 10.1700
Non cumulative dividends rate	6.00%
Preferred stockholder's number of vote for each share of common stock	1			1
Number of Board of Directors convertible preferred stockholders are entitled to elect								2	2		1	1		0	0		0	0			0			0
Number of board of directors common stockholders are entitled to elect	1			1
Shares issued from exercise of common stock warrant	5,638,830			8,931,876																										5,638,830	8,635,712	8,931,876
Proceeds upon the exercise of stock options	2,997,000	1,531,000	864,000	1,715,000	158,000																									3,000,000		1,700,000
Shares issued from exercise of common stock warrant																														295,720	86,752	957,876
Proceeds from common stock warrant exercises																														$ 100,000		$ 200,000